EMPLOYEE BENEFITS GOVERNMENT PLAN (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 126,409	$ 92,134